Statutory Reserves (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Statutory Reserves (Details) [Line Items]
Percentage of net income	10.00%
Transferred amount (in Dollars)	$ 16,312
Description of statutory reverse		the Company transferred $629,330, which is 10% of Xi’an TCH’s net income to the statutory reverse.
Statutory reverse percentage		10%
Statutory Surplus Reserve Fund [Member]
Statutory Reserves (Details) [Line Items]
Percentage of net income	10.00%	10.00%
Statutory surplus reserve of registered capital, percentage	50.00%	50.00%
Surplus reserve fund, description	The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.	The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.
Common Welfare Fund [Member] | Minimum [Member]
Statutory Reserves (Details) [Line Items]
Percentage of net income	5.00%	5.00%
Common Welfare Fund [Member] | Maximum [Member]
Statutory Reserves (Details) [Line Items]
Percentage of net income	10.00%	10.00%